Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2019	2020
	RMB	RMB
Accounts receivable	369,310	273,589
Less: allowance for credit losses	(23,785)	(33,465)
Accounts receivable, net	345,525	240,124

Accounts receivable are non-interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

The movements in the allowance for credit losses are as follows:

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year prior to adoption of ASC 326	—	(71)	(23,785)
Impact of adoption of ASC 326	—	—	(1,095)
Additions	(1,709)	(29,383)	(14,235)
Write offs	1,638	5,669	5,650
Balance at end of the year	(71)	(23,785)	(33,465)